Financial instruments per category - Summary of Impact of Key Inputs and Assumptions on the Fair Value of the Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Volatility decrease 10 percentage points	$ 327,779	$ 319,311
Volatility increase 10 percentage points	336,942	329,108
Risk-free interest rate decrease 1 percentage point	332,581	323,810
Risk-free interest rate increase 1 percentage point	333,707	324,954
Market interest rate decrease 1 percentage point	340,451	333,154
Market interest rate increase 1 percentage point	326,065	315,973
American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Share price decrease 30%	322,377	303,849
Share price increase 30%	$ 346,524	$ 346,372